 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS

(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 216

Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.

225 South Lake Avenue, Suite 216

Pasadena, CA 91101

(Name and address of agent for service)

Copies to:

Susan Penry-Williams, Esq.

Kramer, Levin, Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY 10036

Registrant's telephone number, including area code: (800) 915-6566

Date of fiscal year end: December 31, 2019

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at September 30, 2019 (Unaudited)

Shares	Common Stocks: 98.9%	Value
	Electrification: 37.0%
3,100	APTIV PLC	$271,002
6,700	Gentherm Inc.*	275,270
5,480	Hella GmbH & Co. KGaA	244,825
6,860	Johnson Matthey PLC	257,414
990	LG Chem Ltd.	248,648
13,200	ON Semiconductor Corp.*	253,572
7,600	Quanta Services Inc.	287,280
1,490	Samsung SDI Co., Ltd.	278,357
3,610	Schneider Electric SE	316,512
5,900	Sensata Technologies Holding*	295,354
305,000	Tianneng Power International	215,930
558,000	Wasion Group Holdings Ltd.	211,636
		3,155,800

	Energy Efficiency: 13.8%
2,300	Acuity Brands Inc.	310,017
18,300	Ameresco PLC*	294,081
5,840	Kingspan Group PLC	285,187
22,395	Nibe Industrier AB - B Shares	284,072
		1,173,357

	Renewable Energy Generation: 28.4%
11,600	Albioma SA	303,397
408,000	China Longyuan Power Group Corp. - H Shares	229,449
973,000	China Suntien Green Energy Corp. Ltd. - H Shares	267,204
1,050,000	Huaneng Renewables Corp. Ltd. - H Shares	357,694
34,160	Iberdrola SA	355,225
4,659	Ormat Technologies Inc.	346,117
19,600	Siemens Gamesa Renewable Energy	266,021
28,900	TransAlta Renewables Inc.	297,322
		2,422,429
	Renewal Equipment Manufacturing: 19.7%
14,200	Canadian Solar Inc.*	268,096
7,200	Daqo New Energy Corp.*	331,848
5,000	First Solar Inc.*	290,050
9,700	TPI Composites Inc.*	181,875
3,345	Vestas Wind Systems A/S	259,095
586,200	Xinyi Solar Holdings Ltd.	353,509
		1,684,473

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at September 30, 2019 (Unaudited)

Shares	Common Stocks: 98.9%	Value
	Total Common Stocks	$8,436,059
	(cost $8,571,410)

	Total Investments in Securities	8,436,059
	(cost $8,571,410): 98.9%

	Other Assets less Liabilities: 1.1%	91,613

	Net Assets: 100.0%	$8,527,672

*	Non-income producing security.

PLC - Public Limited Company

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA FOCUS FUND

Schedule of Investments

at September 30, 2019 (Unaudited)

Shares	Common Stocks: 100.8%	Value
	Australia: 6.1%
35,970	Corporate Travel Management Ltd.	$459,019
27,351	Sonic Healthcare Ltd.	518,802
		977,821

	China: 45.5%
81,000	AAC Technologies Holdings Inc.	431,243
84,000	Anhui Conch Cement Co., Ltd. - H Shares	499,916
5,400	Autohome Inc.	448,902
3,900	Baidu Inc.*	400,764
610,000	China Construction Bank Corp. - H Shares	464,915
636,000	China Lesso Group Holdings Ltd.	602,734
96,000	China Merchants Bank Co., Ltd. - H Shares	457,928
275,000	Geely Automobile Holdings Ltd.	467,889
1,900	NetEase Inc. - ADR	505,742
5,200	New Oriental Education & Technology Group Inc. - ADR*	575,952
15,000	Noah Holdings Ltd.*	438,000
41,500	Ping An Insurance Group Co., of China Ltd. - H Shares	478,334
422,000	Shenzhen Expressway Co., Ltd. - H Shares	550,462
416,000	Sino Biopharmaceutical Ltd.	530,026
10,500	Tencent Holdings Ltd.	442,264
		7,295,071
	Hong Kong: 2.0%
2,851,000	Li & Fung Ltd.	324,947

	India: 3.1%
42,800	Infosys Ltd. - ADR	486,636

	Malaysia: 2.8%
93,100	Public Bank Bhd	446,335

	Singapore: 2.8%
25,079	DBS Group Holdings Ltd.	453,817

	South Korea: 9.3%
46,930	Hanon Systems	472,026
5,210	KT&G Corp.	459,870
13,550	Samsung Electronics Co., Ltd.	556,282
		1,488,178

GUINNESS ATKINSON ASIA FOCUS FUND

Schedule of Investments

at September 30, 2019 (Unaudited)

Shares	Common Stocks: 100.8%	Value
	Taiwan: 19.0%
75,000	Catcher Technology Co., Ltd.	$569,015
127,000	Elite Material Co., Ltd.	516,635
3,800	Largan Precision Co., Ltd.	547,230
87,000	Novatek Microelectronics Corp.	500,471
2	Shin Zu Shing Co., Ltd.	7
26,000	St Shine Optical Co., Ltd.	371,409
62,000	Taiwan Semiconductor Manufacturing Co., Ltd.	545,828
		3,050,595
	Thailand: 6.9%
54,000	Electricity Generating PCL/Foreign	633,817
307,400	PTT PCL/Foreign	465,299
		1,099,116

	United States: 3.3%
7,000	QUALCOMM Inc.	533,960

	Total Common Stocks	16,156,476
	(cost $12,258,090)

	Total Investments in Securities	16,156,476
	(cost $12,258,090): 100.8%

	Liabilities in Excess of Other Assets: (0.8%)	(122,810)

	Net Assets: 100.0%	$16,033,666

*	Non-income producing security.

ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND BUILDER FUND

Schedule of Investments

at September 30, 2019 (Unaudited)

Shares	Common Stocks: 100.1%	Value
	Australia: 11.1%
9,550	Corporate Travel Management Ltd.	$121,869
5,946	Janus Henderson Group PLC	131,611
5,447	JB Hi-Fi Ltd.	124,751
6,428	Sonic Healthcare Ltd.	121,928
		500,159
	China: 24.2%
23,000	AAC Technologies Holdings Inc.	122,452
148,000	China Construction Bank Corp. - H Shares	112,799
141,000	China Lilang Ltd.	112,415
109,000	China Medical System Holdings - H Shares	129,731
26,000	China Merchants Bank Co., Ltd. - H Shares	124,022
14,500	China Mobile Ltd.	120,276
26,000	China Resources Gas Group Ltd.	128,440
11,000	Ping An Insurance Group Co of China Ltd - H Shares	126,787
167,100	Yangzijiang Shipbuilding Holdings Ltd.	116,278
		1,093,200
	Hong Kong: 9.7%
35,000	BOC Hong Kong Holdings Ltd.	119,081
843,000	Li & Fung Ltd.	96,082
11,000	Link REIT/The	121,825
41,000	Luk Fook Holdings International Ltd.	103,188
		440,176
	India: 6.2%
14,630	Godrej Consumer Products Ltd.	142,276
12,090	Infosys Ltd.	137,744
		280,020
	Malaysia: 2.4%
23,200	Public Bank Bhd	111,224

	Singapore: 8.5%
54,800	Ascendas Real Estate Investment Trust - REIT	123,735
68,400	CapitaLand Mall Trust - REIT	130,135
7,164	DBS Group Holdings Ltd.	129,636
		383,506
	South Korea: 5.8%
12,440	Hanon Systems	125,123
1,540	KT&G Corp.	135,931
		261,054

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND BUILDER FUND

Schedule of Investments

at September 30, 2019 (Unaudited)

Shares	Common Stocks: 100.1%	Value
	Taiwan: 20.4%
16,000	Catcher Technology Co., Ltd.	$121,390
33,000	Elite Material Co., Ltd.	134,244
55,517	Hon Hai Precision Industry Co., Ltd.	131,317
1,000	Largan Precision Co., Ltd.	144,008
21,000	Novatek Microelectronics Corp.	120,803
9,000	St Shine Optical Co., Ltd.	128,565
16,000	Taiwan Semiconductor Manufacturing Co., Ltd.	140,859
		921,186
	Thailand: 6.1%
91,300	PTT PCL/Foreign	138,197
41,600	Tisco Financial Group PCL/Foreign	139,408
		277,605

	United States: 5.7%
2,500	Aflac Inc.	130,800
1,700	QUALCOMM Inc.	129,676
		260,476

	Total Common Stocks	4,528,606
	(cost $4,536,991)

	Total Investments in Securities	4,528,606
	(cost $4,536,991): 100.1%

	Liabilities in Excess of Other Assets: (0.1%)	(6,534)

	Net Assets: 100.0%	$4,522,072

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at September 30, 2019 (Unaudited)

Shares	Common Stocks: 100.2%	Value
	Appliances: 3.1%
694,000	Haier Electronics Group Co., Ltd.	$1,814,985

	Applications Software: 3.2%
887,000	TravelSky Technology Ltd.	1,843,707

	Auto/Cars - Light Trucks: 3.0%
1,022,000	Geely Automobile Holdings Ltd.	1,738,846

	Auto/Truck Parts & Equipment: 2.7%
1,101,480	Weichai Power Co., Ltd. - H Shares	1,595,763

	Building Products: 7.6%
364,000	Anhui Conch Cement Co., Ltd. - H Shares	2,166,303
2,371,000	China Lesso Group Holdings Ltd.	2,246,984
		4,413,287
	Casino Hotels: 2.7%
257,000	Galaxy Entertainment Group Ltd.	1,602,236

	Commercial Banks: 8.7%
455,000	BOC Hong Kong Holdings Ltd.	1,548,048
2,114,670	China Construction Bank Corp. - H Shares	1,611,709
405,000	China Merchants Bank Co., Ltd. - H Shares	1,931,885
		5,091,642
	E-Commerce/Services: 3.0%
21,300	Autohome Inc.	1,770,669

	Electronic Component - Miscellaneous: 5.3%
305,500	AAC Technologies Holdings Inc.	1,626,477
20,790,000	Tongda Group Holdings Ltd.	1,471,251
		3,097,728
	Food-Confectionery: 2.6%
2,432,500	Dali Foods Group Co., Ltd.	1,496,741

	Gas-Distribution: 2.8%
340,000	China Resources Gas Group Ltd.	1,679,604

	Industrial Automation: 3.4%
132,200	Hollysys Automation Technologies Ltd.	2,008,118

	Insurance: 3.5%
175,500	Ping An Insurance Group Company of China Ltd. - H Shares	2,022,836

	Internet Application Software: 3.2%
44,600	Tencent Holdings Ltd.	1,878,570

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at September 30, 2019 (Unaudited)

Shares	Common Stocks: 100.2%	Value
	Internet Content - Entertainment: 3.3%
7,275	NetEase Inc. - ADR	$1,936,460

	Investment Management/Advisor Services: 2.9%
57,200	Noah Holdings Ltd.*	1,670,240

	Oil Company - Exploration & Production: 3.1%
1,171,000	CNOOC Ltd.	1,788,155

	Machinery-General Industry: 3.3%
920,000	Haitian International Holdings Ltd.	1,896,401

	Pharmaceuticals: 7.6%
1,976,000	China Medical System Holdings	2,351,827
1,621,000	Sino Biopharmaceutical Ltd.	2,065,317
		4,417,144

	Public Thoroughfares: 3.7%
1,650,000	Shenzhen Expressway Co., Ltd. - H Shares	2,152,279

	Real Estate Operations/Development: 2.8%
522,000	China Overseas Land & Investments Ltd.	1,643,779

	Retail - Apparel/Shoe: 2.4%
1,790,000	China Lilang Ltd.†	1,427,117

	Schools: 3.9%
20,400	New Oriental Education & Technology Group Inc. - ADR*	2,259,504

	Semiconductor Component-Integrated Circut: 3.1%
28,000	QUALCOMM Inc.	1,784,952

	Shipbuilding: 3.3%
2,738,800	Yangzijiang Shipbuilding Holdings Ltd.	1,905,813

	Telecommunication Equipment: 3.3%
222,400	VTech Holdings Ltd.	1,943,094

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at September 30, 2019 (Unaudited)

Shares	Common Stocks: 100.2%	Value
	Web Portals: 2.7%
15,300	Baidu Inc.*	$1,572,228

	Total Common Stocks	58,451,898
	(cost $47,916,442)

	Total Investments in Securities	58,451,898
	(cost $47,916,442): 100.2%

	Liabilities in Excess of Other Assets: (0.2%)	(103,127)

	Net Assets: 100.0%	$58,348,771

*	Non-income producing security.

ADR - American Depository Receipt

†	The Advisor has determined the security to be Illiquid. As of September 30, 2019, the total market value of these illiquid securities represent 2.4% of net assets.

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON DIVIDEND BUILDER FUND

Schedule of Investments

at September 30, 2019 (Unaudited)

Shares	Common Stocks: 97.8%	Value
	Australia: 2.8%
16,945	Sonic Healthcare Ltd.	$321,418

	China: 5.4%
39,000	ANTA Sports Products Ltd.	323,067
44,500	Hengan International Group Co.	293,179
		616,246
	Denmark: 2.9%
6,409	Novo Nordisk A/S	329,831

	France: 5.8%
3,800	Danone SA	334,730
3,640	Schneider Electric SE	319,143
		653,873
	Germany: 5.8%
2,250	Deutsche Boerse AG	351,648
3,120	Henkel AG & Company KGaA	308,864
		660,512
	Japan: 2.7%
13,900	Japan Tobacco Inc.	304,546

	Netherlands: 5.0%
5,760	Randstad Holding NV	283,152
9,844	Royal Dutch Shell PLC - Class A	288,738
		571,890
	Switzerland: 5.6%
2,770	Nestle SA	300,415
1,147	Roche Holding AG	334,047
		634,462
	Taiwan: 3.3%
42,000	Taiwan Semiconductor Manufacturing Co., Ltd.	369,754

	United Kingdom: 16.6%
46,953	BAE Systems PLC	328,397
8,569	British American Tobacco PLC	316,139
12,249	Imperial Tobacco Group PLC	274,804
4,034	Reckitt Benckiser Group PLC	314,451
5,170	Unilever PLC	310,552
26,450	WPP PLC	330,633
		1,874,976

GUINNESS ATKINSON DIVIDEND BUILDER FUND

Schedule of Investments

at September 30, 2019 (Unaudited)

Shares	Common Stocks: 97.8%	Value
	United States: 41.9%
4,128	AbbVie Inc.	$312,572
5,909	Aflac Inc.	309,159
3,740	Arthur J Gallagher & Co.	334,992
690	BlackRock Inc.	307,492
1,100	Broadcom Inc.	303,677
5,690	Cisco Systems Inc.	281,143
1,420	CME Group Inc.	300,103
3,930	Eaton Corp. PLC	326,780
2,130	Illinois Tool Works Inc.	333,324
2,276	Johnson & Johnson	294,469
2,360	Microsoft Corp.	328,111
3,740	Paychex Inc.	309,560
2,690	Procter & Gamble Co/The	334,582
2,504	United Technologies Corp.	341,846
3,660	VF Corp.	325,703
		4,743,513

	Total Common Stocks	11,081,021
	(cost $9,189,802)

	Total Investments in Securities	11,081,021
	(cost $9,189,802): 97.8%

	Other Assets less Liabilities: 2.2%	252,458

	Net Assets: 100.0%	$11,333,479

PLC - Public Limited Company

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at September 30, 2019 (Unaudited)

Shares	Common Stocks: 98.8%	Value
	Energy - Alternate Sources: 1.6%
25,300	SunPower Corp.*	$277,541

	Financials - Investment Companies: 0.8%
10,000,000	Reabold Resources PLC*†	132,285

	Machinery - General Industries: 0.1%
182,956	Shandong Molong Petroleum Machinery Co., Ltd. - H Shares*	24,716

	Oil & Gas - Drilling: 0.4%
4,183,812	Cluff Natural Resources PLC*†	77,923

	Oil & Gas - Exploration & Production: 33.2%
22,409	Apache Corp.	573,670
27,600	Canadian Natural Resources Ltd.	734,347
434,000	CNOOC Ltd.	662,732
11,100	ConocoPhillips	632,478
22,300	Devon Energy Corp.	536,538
55,000	Diversified Gas & Oil PLC	74,277
100,960	Encana Corp.	464,416
698,157	EnQuest PLC*	165,325
238,274	JKX Oil & Gas PLC*	88,161
29,170	Noble Energy Inc.	655,158
41,000	Oasis Petroleum Inc.*	141,860
11,400	Occidental Petroleum Corp.	506,958
249,550	SOCO International PLC†	196,470
128,580	Tullow Oil PlC	337,493
20,797	Unit Corp.*	70,294
		5,840,177
	Oil & Gas - Field Services: 7.7%
23,800	Halliburton Co.	448,630
37,980	Helix Energy Solutions Group, Inc.*	306,119
17,200	Schlumberger Ltd.	587,724
		1,342,473

GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at September 30, 2019 (Unaudited)

Shares	Common Stocks: 98.8%	Value
	Oil & Gas - Integrated: 46.7%
106,370	BP PLC	$673,722
5,700	Chevron Corp.	676,020
46,860	ENI SpA	716,704
35,220	Equinor ASA	668,139
95,460	Gazprom OAO - ADR	659,352
25,801	Imperial Oil Ltd.	671,876
14,678	OMV AG	788,362
1,193,000	PetroChina Co., Ltd. - H Shares	612,999
39,000	Repsol SA	609,587
22,220	Royal Dutch Shell PLC - Class A	651,743
23,676	Suncor Energy, Inc.	746,817
13,940	TOTAL SA	726,900
		8,202,221

	Oil & Gas - Pipelines and Transportation: 4.2%
20,900	Enbridge Inc.	733,172

	Oil Refining & Marketing: 4.1%
8,469	Valero Energy, Corp.	721,898

	Total Common Stocks	17,352,406
	(cost $22,905,096)

	Total Investments in Securities	17,352,406
	(cost $22,905,096): 98.8%

	Other Assets less Liabilities: 1.2%	218,368

	Net Assets: 100.0%	$17,570,774

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company

†	The Advisor has determined these securities to be Illiquid. As of September 30, 2019, the total market value of these illiquid securities represent 1.6% of net assets.

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at September 30, 2019 (Unaudited)

Shares	Common Stocks: 99.1%	Value
	Application Software: 3.1%
48,770	Check Point Software Technologies Ltd.*	$5,340,315

	Athletic Footwear: 3.5%
63,173	NIKE Inc.	5,933,208

	Cable/Satellite TV: 3.2%
121,970	Comcast Corp. - Class A	5,498,408

	Commercial Services: 3.0%
48,427	PayPal Holdings, Inc.*	5,016,553

	Computers: 3.2%
90,180	Cognizant Technology Solutions Corp. - A Shares	5,434,698

	Diversified Manufacturing Operations: 10.4%
41,849	Danaher Corp.	6,044,251
69,520	Eaton Corp. PLC	5,780,588
54,360	Siemens AG	5,823,625
		17,648,464
	E-Commerce: 3.1%
3,070	Amazon.com Inc.*	5,329,244

	Electronic Components - Semiconductor: 10.3%
322,500	Infineon Technologies AG	5,819,417
32,989	NVIDIA Corp.	5,742,395
5,844	Samsung Electronics Co., Ltd. - GDR	5,936,931
		17,498,743
	Enterprise Software/Services: 6.3%
20,160	Adobe Inc.*	5,569,200
43,439	SAP SE	5,110,811
		10,680,011
	Finance - Other Services: 3.2%
57,973	Intercontinental Exchange, Inc.	5,349,169

	Industrial Automation/Robot: 3.6%
32,300	FANUC Corp.	6,123,030

	Internet Application Software: 3.1%
123,600	Tencent Holdings Ltd.	5,206,081

	Internet Content: 3.1%
29,690	Facebook Inc.*	5,287,195

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at September 30, 2019 (Unaudited)

Shares	Common Stocks: 99.1%	Value
	Machinery - Electric Utility: 3.3%
282,800	ABB Ltd.	$5,562,478

	Machinery: 3.3%
15,650	Roper Industries, Inc.	5,580,790

	Metal Processors & Fabricators: 3.1%
684,000	Catcher Technology Co., Ltd.	5,189,418

	Networking Products: 3.4%
115,917	Cisco Systems Inc.	5,727,459

	Power Conversion/Supply Equipment: 3.4%
66,600	Schneider Electric SE	5,839,257

	Retail - Apparel: 3.3%
680,000	ANTA Sports Products Ltd.	5,632,967

	Rubber-Tires: 3.4%
44,415	Continental AG	5,688,035

	Schools: 3.3%
49,910	New Oriental Education & Technology Group Inc. - ADR*	5,528,031

	Semiconductor: 10.1%
113,040	Applied Materials Inc.	5,640,696
36,220	KLA-Tencor Corp.	5,775,279
24,860	Lam Research Corp.	5,745,395
		17,161,370
	Web Portals: 3.4%
4,670	Alphabet Inc. - A Shares*	5,702,724

	Total Common Stocks	167,957,648
	(cost $121,561,114)

	Total Investments in Securities	167,957,648
	(cost $121,561,114): 99.1%

	Other Assets less Liabilities: 0.9%	1,494,268

	Net Assets: 100.0%	$169,451,916

*	Non-income producing security.

ADR - American Depository Receipt

GDR - Global Depository Receipt

PLC - Public Limited Company

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND

Schedule of Investments

at September 30, 2019 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 101.4%	Value
	Auto-Cars/Light Trucks: 9.7%
1,000,000	Daimler International Finance BV, 4.800%, 04/09/21	$142,864

	Commercial Banks Non-US: 19.1%
1,000,000	Australia & New Zealand Banking Group Ltd., Callable Bond, 4.750%, 01/30/25	139,885
1,000,000	Commonwealth Bank of Australia, Callable Bond, 5.150%, 03/11/25	140,656
		280,541
	Computers: 9.6%
1,000,000	Lenovo Group Ltd., 4.950%, 06/10/20	140,670

	Export/Import Bank: 9.8%
1,000,000	Export-Import Bank of Korea, 4.500%, 01/27/24	144,848

	Finance - Leasing Company: 9.6%
1,000,000	Far East Horizon Ltd., 4.900%, 02/27/21	141,567

	Real Estate Operator/Developer: 29.2%
1,000,000	Franshion Brilliant Ltd., 5.200%, 03/08/21	142,663
1,000,000	Long Profit Group Ltd. Via Ocean Wealth II Ltd., 6.500%, 02/27/20	141,858
1,000,000	Shui On Development Holding Ltd., 6.880%, 03/02/21	144,239
		428,760

	Supranational Banks: 14.4%
1,000,000	Arab Petroleum Investments Corp, 4.700%, 03/13/21	141,443
500,000	Asian Development Bank, 2.850%, 10/21/20	69,928
		211,371

	Total Corporate Bonds	1,490,621
	(cost $1,668,410)

	Total Investments in Securities	1,490,621
	(cost $1,668,410): 101.4%

	Liabilities in Excess of Other Assets: (1.4%)	(20,592)

	Net Assets: 100.0%	$1,470,029

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSONTM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2019 (Unaudited)

Note 1 – Organization

Guinness Atkinson™ Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Currently, the Trust offers eight separate series: Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson Asia Pacific Dividend Builder Fund (the “Asia Pacific Dividend Builder Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy Fund”), Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”), Guinness Atkinson Dividend Builder Fund (the “Dividend Builder Fund”) and Guinness Atkinson Renminbi Yuan & Bond Fund (the “Renminbi Yuan & Bond Fund”), all of which (each a “Fund” and collectively, the “Funds”) are covered by this report. Except for the Dividend Builder Fund, each Fund is a non-diversified Fund. The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004, the Alternative Energy Fund and the Asia Pacific Dividend Builder Fund began operations on March 31, 2006, the Renminbi Yuan & Bond Fund began operations on June 30, 2011, and the Dividend Builder Fund began operations on March 30, 2012. Each of the Funds is authorized to issue a single class of shares except for the Global Innovators Fund. The Global Innovators Fund is authorized to issue two classes of shares: Investor Class shares and Institutional Class shares. Institutional Class shares of the Global Innovators Fund commenced operations on December 31, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Global Innovators Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Alternative Energy Fund, Asia Focus Fund, Global Energy Fund, and Global Innovator Fund’s investment objective is long-term capital appreciation. The Asia Pacific Dividend Builder Fund’s investment objective is to provide investors with dividend income and long-term capital growth. The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong. The Renminbi Yuan & Bond Fund’s investment objective is to seek total return. Total return means the combination of capital appreciation and investment income, which includes changes in the value of the renminbi, the currency of China of which the yuan is the unit. The Dividend Builder Fund’s investment objective is to seek a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.

Note 2 – Significant accounting policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America. (“GAAP”).

GUINNESS ATKINSONTM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2019 (Unaudited)

A.	Security Valuation. Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading. Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices. Debt securities are valued based on available market quotations received from an independent pricing service provider, approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Valuation Committee in accordance with procedures established by the Board of Trustees. In determining fair value, the Funds’ Valuation Committee take into account all relevant factors and available information. Consequently, the price of the security used to calculate its Net Asset Value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. Short-term investments are stated at cost, combined with accrued interest, which approximates market value. Realized gains and losses from securities transactions are calculated using the identified cost method.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

B.	Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from securities transactions are calculated using the identified cost method.

C.	Concentration of Risk. The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors. The Asia Focus Fund invests substantially all of its assets in the Asian continent. The Asia Pacific Dividend Builder Fund invests primarily in dividend-producing equity securities of Asia Pacific companies. The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Fund’s investments. The Renminbi Yuan & Bond Fund invests in securities issued by companies economically tied to China, which exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions. The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds' investments and any income generated, as well as the Funds' ability to repatriate such amounts.

GUINNESS ATKINSONTM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2019 (Unaudited)

Note 3 – Federal Income Tax Information

At September 30, 2019, gross unrealized appreciation and (depreciation) on investments were as follows:

	Alternative Energy Fund	Asia Focus Fund	Asia Pacific Dividend Builder Fund	China & Hong Kong Fund
Cost of investments	$8,571,410	$12,258,090	$4,536,991	$47,916,442
Gross unrealized appreciation	791,530	5,649,147	595,088	16,859,413
Gross unrealized depreciation	(926,881)	(1,750,761)	(603,473)	(6,323,957)
Net unrealized appreciation (depreciation) on investments	(135,351)	3,898,386	(8,385)	10,535,456

	Dividend Builder Fund	Global Energy Fund	Global Innovators Fund	Renminbi Yuan & Bond Fund
Cost of investments	$9,189,802	$22,905,096	$121,561,114	$1,668,410
Gross unrealized appreciation	2,549,889	2,297,823	52,829,913	-
Gross unrealized depreciation	(658,670)	(7,850,513)	(6,433,379)	(177,789)
Net unrealized appreciation (depreciation) on investments	1,891,219	(5,552,690)	46,396,534	(177,789)

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Note 4 – Fair Value Measurements and Disclosures

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

GUINNESS ATKINSONTM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2019 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2019, in valuing the Funds’ assets carried at fair value:

Alternative Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks[1]
Electrification	$1,382,477	$1,773,322	$-	$3,155,799
Energy Efficiency	604,098	569,260	-	1,173,358
Renewal Energy Generation	643,439	1,778,990	-	2,422,429
Renewal Equipment Manufacturing	1,071,869	612,604	-	1,684,473
Total Investments, at Value	3,701,883	4,734,176	-	8,436,059
Total Assets	$3,701,883	$4,734,176	$-	$8,436,059

Asia Focus Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks[1]
Communications	$849,666	$442,264	$-	$1,291,930
Consumer, Cyclical	-	1,723,882	-	1,723,882
Consumer, Non-cyclical	575,952	2,430,569	-	3,006,521
Energy	-	465,299	-	465,299
Financial	438,000	2,301,330	-	2,739,330
Industrial	-	3,166,779	-	3,166,779
Technology	1,526,338	1,602,580	-	3,128,918
Utilities	-	633,817	-	633,817
Total Investments, at Value	3,389,956	12,766,520	-	16,156,476
Total Assets	$3,389,956	$12,766,520	$-	$16,156,476

GUINNESS ATKINSONTM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2019 (Unaudited)

Asia Pacific Dividend Builder Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks[1]
Communications	$-	$120,276	$-	$120,276
Consumer, Cyclical	-	683,428	-	683,428
Consumer, Non-cyclical	-	658,431	-	658,431
Energy	-	138,197	-	138,197
Financial	130,800	1,370,263	-	1,501,063
Industrial	-	769,688	-	769,688
Technology	129,676	399,406	-	529,082
Utilities	-	128,441	-	128,441
Total Investments, at Value	260,476	4,268,130	-	4,528,606
Total Assets	$260,476	$4,268,130	$-	$4,528,606

China & Hong Kong Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks[1]
Communications	$3,342,897	$1,878,570	$-	$5,221,467
Consumer, Cyclical	-	10,122,042	-	10,122,042
Consumer, Non-cyclical	2,259,504	8,066,163	-	10,325,667
Energy	-	1,788,155	-	1,788,155
Financial	1,670,240	8,758,257	-	10,428,497
Industrial	2,008,118	11,313,230	-	13,321,348
Technology	3,721,411	1,843,707	-	5,565,118
Utilities	-	1,679,604		1,679,604
Total Investments, at Value	13,002,170	45,449,728	-	58,451,898
Total Assets	$13,002,170	$45,449,728	$-	$58,451,898

Dividend Builder Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks[1]
Communications	$281,143	$330,633	$-	$611,776
Consumer, Cyclical	325,704	323,067	-	648,771
Consumer, Non-cyclical	941,623	4,026,129	-	4,967,752
Energy	-	288,738	-	288,738
Financial	1,251,745	351,648	-	1,603,393
Industrial	1,001,949	647,540	-	1,649,489
Technology	941,348	369,754	-	1,311,102
Total Investments, at Value	4,743,512	6,337,509	-	11,081,021
Total Assets	$4,743,512	$6,337,509	$-	$11,081,021

GUINNESS ATKINSONTM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2019 (Unaudited)

Global Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks[1]
Energy	$9,485,516	$7,842,174	$-	$17,327,690
Industrial	-	24,716	-	24,716
Total Investments, at Value	9,485,516	7,866,890	-	17,352,406
Total Assets	$9,485,516	$7,866,890	$-	$17,352,406

Global Innovators Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks[1]
Communications	$27,545,029	$5,206,081	$-	$32,751,110
Consumer, Cyclical	5,993,208	-	-	5,933,208
Consumer, Non-cyclical	16,588,836	11,321,002	-	27,909,838
Financial	5,349,169	-	-	5,349,169
Industrial	11,361,378	28,537,808	-	39,899,186
Technology	39,247,978	16,867,159	-	56,115,137
Total Investments, at Value	106,085,598	61,932,050	-	167,957,648
Total Assets	$106,025,598	$61,932,050	$-	$167,957,648

Renminbi Yuan & Bond Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Corporate Bonds:
Consumer Cyclical	$-	$142,864	$-	$142,864
Financials	-	850,868	-	850,868
Government	-	356,219	-	356,219
Technology	-	140,670	-	140,670
Total Investments, at Value	-	1,490,621	-	1,490,621
Total Assets	$-	$1,490,621	$-	$1,490,621

[1]	Foreign securities traded in foreign exchanges may be adjusted due to a significant change in the value of U.S. traded securities, as measured by the S&P 500 Index.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Guinness Atkinson Funds

By:	/s/ James J. Atkinson
Title:	James J. Atkinson, Jr., President

Date:	11/27/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Atkinson
(Signature and Title)	James J. Atkinson, Jr., President

Date:	11/27/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/27/19